Shareholder Report, Holdings (Details)	Apr. 30, 2025
PGIM Jennison Natural Resources Fund - Class A
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Jennison Natural Resources Fund - Class A | CANADA
Holdings [Line Items]
Percent of Net Asset Value	20.30%
PGIM Jennison Natural Resources Fund - Class A | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	9.10%
PGIM Jennison Natural Resources Fund - Class A | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	4.60%
PGIM Jennison Natural Resources Fund - Class A | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	3.70%
PGIM Jennison Natural Resources Fund - Class A | TÜRKIYE
Holdings [Line Items]
Percent of Net Asset Value	3.40%
PGIM Jennison Natural Resources Fund - Class A | CONGO, THE DEMOCRATIC REPUBLIC OF THE
Holdings [Line Items]
Percent of Net Asset Value	3.40%
PGIM Jennison Natural Resources Fund - Class A | CÔTE D'IVOIRE
Holdings [Line Items]
Percent of Net Asset Value	3.00%
PGIM Jennison Natural Resources Fund - Class A | ZAMBIA
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM Jennison Natural Resources Fund - Class A | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
PGIM Jennison Natural Resources Fund - Class A | United States Nine Point Zero Percent Represents Investments Purchased With Collateral From Securities On Loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	60.70%
PGIM Jennison Natural Resources Fund - Class A | Total Before Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	109.00%
PGIM Jennison Natural Resources Fund - Class A | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(9.00%)
PGIM Jennison Natural Resources Fund - Class C
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Jennison Natural Resources Fund - Class C | CANADA
Holdings [Line Items]
Percent of Net Asset Value	20.30%
PGIM Jennison Natural Resources Fund - Class C | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	9.10%
PGIM Jennison Natural Resources Fund - Class C | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	4.60%
PGIM Jennison Natural Resources Fund - Class C | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	3.70%
PGIM Jennison Natural Resources Fund - Class C | TÜRKIYE
Holdings [Line Items]
Percent of Net Asset Value	3.40%
PGIM Jennison Natural Resources Fund - Class C | CONGO, THE DEMOCRATIC REPUBLIC OF THE
Holdings [Line Items]
Percent of Net Asset Value	3.40%
PGIM Jennison Natural Resources Fund - Class C | CÔTE D'IVOIRE
Holdings [Line Items]
Percent of Net Asset Value	3.00%
PGIM Jennison Natural Resources Fund - Class C | ZAMBIA
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM Jennison Natural Resources Fund - Class C | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
PGIM Jennison Natural Resources Fund - Class C | United States Nine Point Zero Percent Represents Investments Purchased With Collateral From Securities On Loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	60.70%
PGIM Jennison Natural Resources Fund - Class C | Total Before Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	109.00%
PGIM Jennison Natural Resources Fund - Class C | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(9.00%)
PGIM Jennison Natural Resources Fund - Class R
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Jennison Natural Resources Fund - Class R | CANADA
Holdings [Line Items]
Percent of Net Asset Value	20.30%
PGIM Jennison Natural Resources Fund - Class R | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	9.10%
PGIM Jennison Natural Resources Fund - Class R | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	4.60%
PGIM Jennison Natural Resources Fund - Class R | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	3.70%
PGIM Jennison Natural Resources Fund - Class R | TÜRKIYE
Holdings [Line Items]
Percent of Net Asset Value	3.40%
PGIM Jennison Natural Resources Fund - Class R | CONGO, THE DEMOCRATIC REPUBLIC OF THE
Holdings [Line Items]
Percent of Net Asset Value	3.40%
PGIM Jennison Natural Resources Fund - Class R | CÔTE D'IVOIRE
Holdings [Line Items]
Percent of Net Asset Value	3.00%
PGIM Jennison Natural Resources Fund - Class R | ZAMBIA
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM Jennison Natural Resources Fund - Class R | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
PGIM Jennison Natural Resources Fund - Class R | United States Nine Point Zero Percent Represents Investments Purchased With Collateral From Securities On Loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	60.70%
PGIM Jennison Natural Resources Fund - Class R | Total Before Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	109.00%
PGIM Jennison Natural Resources Fund - Class R | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(9.00%)
PGIM Jennison Natural Resources Fund - Class Z
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Jennison Natural Resources Fund - Class Z | CANADA
Holdings [Line Items]
Percent of Net Asset Value	20.30%
PGIM Jennison Natural Resources Fund - Class Z | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	9.10%
PGIM Jennison Natural Resources Fund - Class Z | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	4.60%
PGIM Jennison Natural Resources Fund - Class Z | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	3.70%
PGIM Jennison Natural Resources Fund - Class Z | TÜRKIYE
Holdings [Line Items]
Percent of Net Asset Value	3.40%
PGIM Jennison Natural Resources Fund - Class Z | CONGO, THE DEMOCRATIC REPUBLIC OF THE
Holdings [Line Items]
Percent of Net Asset Value	3.40%
PGIM Jennison Natural Resources Fund - Class Z | CÔTE D'IVOIRE
Holdings [Line Items]
Percent of Net Asset Value	3.00%
PGIM Jennison Natural Resources Fund - Class Z | ZAMBIA
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM Jennison Natural Resources Fund - Class Z | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
PGIM Jennison Natural Resources Fund - Class Z | United States Nine Point Zero Percent Represents Investments Purchased With Collateral From Securities On Loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	60.70%
PGIM Jennison Natural Resources Fund - Class Z | Total Before Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	109.00%
PGIM Jennison Natural Resources Fund - Class Z | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(9.00%)
PGIM Jennison Natural Resources Fund - Class R6
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Jennison Natural Resources Fund - Class R6 | CANADA
Holdings [Line Items]
Percent of Net Asset Value	20.30%
PGIM Jennison Natural Resources Fund - Class R6 | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	9.10%
PGIM Jennison Natural Resources Fund - Class R6 | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	4.60%
PGIM Jennison Natural Resources Fund - Class R6 | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	3.70%
PGIM Jennison Natural Resources Fund - Class R6 | TÜRKIYE
Holdings [Line Items]
Percent of Net Asset Value	3.40%
PGIM Jennison Natural Resources Fund - Class R6 | CONGO, THE DEMOCRATIC REPUBLIC OF THE
Holdings [Line Items]
Percent of Net Asset Value	3.40%
PGIM Jennison Natural Resources Fund - Class R6 | CÔTE D'IVOIRE
Holdings [Line Items]
Percent of Net Asset Value	3.00%
PGIM Jennison Natural Resources Fund - Class R6 | ZAMBIA
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM Jennison Natural Resources Fund - Class R6 | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
PGIM Jennison Natural Resources Fund - Class R6 | United States Nine Point Zero Percent Represents Investments Purchased With Collateral From Securities On Loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	60.70%
PGIM Jennison Natural Resources Fund - Class R6 | Total Before Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	109.00%
PGIM Jennison Natural Resources Fund - Class R6 | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(9.00%)

[1]	Less than 0.05%